SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 11, 2022	Oct. 25, 2022	Apr. 14, 2022	Feb. 21, 2022	Feb. 21, 2022	Jan. 10, 2022	Sep. 13, 2021	Sep. 07, 2021	Jan. 21, 2020	Apr. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2022	Sep. 01, 2022	Aug. 17, 2022	Aug. 05, 2022
Subsequent Event [Line Items]
Notes Payable											$ 114,850			$ 114,850
Professional Fees											135,441		$ 41,174	359,636	$ 123,383	$ 155,241	$ 111,318
Debt Instrument, Unamortized Discount											$ 437,044			$ 437,044		$ 26,919	170,438
Stock Issued During Period, Shares, New Issues					375,875		27,516		300,000,000							245,844
Stock Issued During Period, Value, New Issues																$ 3,084,039	$ 1,132,843
Legal Fees										$ 34,500		$ 45,498				96,334
Inventory																78,629
Inventory, Work in Process, Gross																2,425
Inventory, Raw Materials, Gross																$ 381,138
Promissory Note [Member]
Subsequent Event [Line Items]
Notes Payable								$ 226,345
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Debt Default, Description of Notice of Default								default interest rate of 22%
Debt instrument, maturity date								Sep. 07, 2022
Repayments of Notes Payable								$ 23,828
Professional Fees								$ 23,345
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 1.60	$ 1.60	$ 1.60	$ 1.60
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date						Jan. 10, 2025
Debt percentage						12.00%
Stock Issued During Period, Shares, New Issues			164,179	375,875
Stock Issued During Period, Value, New Issues			$ 176,678	$ 1,202,800
Legal Fees			$ 70,102
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage						15.00%
Subsequent Event [Member] | Master Hill L. P [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt instrument, maturity date	Nov. 11, 2023
Debt Conversion, Converted Instrument, Amount	$ 95,000
Debt Conversion, Original Debt, Amount	85,500.00
Debt Instrument, Unamortized Discount	$ 9,500.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	29,688
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.60
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Notes Payable		$ 114,850
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Debt Default, Description of Notice of Default		default interest rate of 22%
Debt instrument, maturity date		Oct. 25, 2023
Repayments of Notes Payable		$ 12,633.50
Professional Fees		$ 11,850.00